Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Mar. 31, 2024	¥ 12		¥ 573,881		¥ (208,828)	¥ 2,733	¥ (5,191)		¥ 362,607
Balance, shares at Mar. 31, 2024 | shares		3,137
Issuance of ordinary shares	5		35,083						35,088
Issuance of ordinary shares, shares | shares		1,560
Issuance of shares to officers	1		107,975						107,976
Issuance of shares to officers, shares | shares		471
Net profit (loss)					(127,317)				(127,317)
Foreign currency translation difference						1,231			1,231
Balance at Sep. 30, 2024	18		716,939		(336,145)	3,964	(5,191)		379,585
Balance, shares at Sep. 30, 2024 | shares		5,168
Balance at Mar. 31, 2025	26		732,909		(878,915)	13,317	(5,191)		(137,854)
Balance, shares at Mar. 31, 2025 | shares		7,208
Issuance of ordinary shares	693		337,758	(160,476)					177,975
Issuance of ordinary shares, shares | shares		194,762
Net profit (loss)					9,354			$ 1,300	9,400
Foreign currency translation difference						(9,748)			(9,748)
Balance at Sep. 30, 2025	¥ 719		¥ 1,070,667	¥ (160,476)	¥ (869,561)	¥ 3,569	¥ (5,191)	$ 5,578	¥ 39,727
Balance, shares at Sep. 30, 2025 | shares		201,970